Earnings per share (Details) - EUR (€) € / shares in Units, € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Earnings per share
Weighted average number of shares used for basic earnings per share	3,592,249,603	3,601,140,133	3,601,140,133
Potential shares to be issued for ILT incentive plan	2,251,406	2,782,584	1,691,413
Weighted average number of shares used for diluted earnings per share	3,594,501,009	3,603,922,717	3,602,831,546
Eni's net profit	€ 148	€ 4,126	€ 3,374
Basic earnings per share	€ 0.04	€ 1.15	€ 0.94
Diluted earnings per share	€ 0.04	€ 1.15	€ 0.94